Disaggregation of Revenue	12 Months Ended
Dec. 31, 2024
Disaggregation of Revenue [Abstract]
DISAGGREGATION OF REVENUE

NOTE 3 — DISAGGREGATION OF REVENUE

The following tables present the Company’s revenue disaggregated by business and geographic segments, based on management’s assessment of available data:

	Financial years ended December 31,
	2023	2024
	US$’000	US$’000
Revenue recognition at a single point in time:
Sale of crude oil	252,070	169,472
Sale of oil-based products	37,096	145,444
	289,166	314,916

In accordance with ASC 280, Segment Reporting (“ASC 280”), we have three reportable geographic segments. Sales are based on the countries in which the customer is located. Summarized financial information concerning our geographic segments is shown in the following tables:

	Financial years ended December 31,
	2023	2024
	US$’000	US$’000
Southeast Asia	37,096	30,908
East Asia	252,070	254,245
Middle East	—	29,763
	289,166	314,916